Income and Expenses from Fees and Commissions:	12 Months Ended
Dec. 31, 2020
Disclosure of fee and commission income (expense) [text block] [Abstract]
Income and Expenses from Fees and Commissions
30.	Income and Expenses from Fees and Commissions:

The income and expenses for fees and commissions shown in the Consolidated Statement of Comprehensive Income for the years ended December 31, 2018, 2019 and 2020 refer to the following items:

	2018	2019	2020
	MCh$	MCh$	MCh$
Income from fees and commissions
Debit and credit card services	167,201	185,878	156,786
Investments in mutual funds and others	91,173	101,046	92,514
Use of distribution channel and access to customers	20,974	65,243	75,074
Collections and payments	52,717	56,389	54,730
Portfolio management	46,730	47,816	50,272
Fees for insurance transactions	32,886	37,035	33,049
Guarantees and letter of credit	25,021	26,101	27,824
Trading and securities management	24,632	21,878	22,017
Brand use agreement	14,840	16,494	19,835
Lines of credit and overdrafts	4,837	4,716	4,568
Financial advisory services	5,046	4,393	4,487
Other fees earned	19,057	22,183	20,990
Total income from fees and commissions	505,114	589,172	562,146

Expenses from fees and commissions
Credit card transactions	(113,403)	(97,823)	(79,893)
Interbank transactions	(16,554)	(20,133)	(24,843)
Collections and payments	(6,546)	(6,284)	(4,927)
Securities transactions	(7,544)	(5,943)	(4,411)
Sales force	(258)	(404)	(244)
Other fees	(854)	(1,283)	(1,860)
Total expenses from fees and commissions	(145,159)	(131,870)	(116,178)